Discontinued Operations - Components of (Loss) Income from Discontinued Operations (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Net revenues	$ 0		$ 1,578,308							$ 0	$ 4,343,391	$ 5,909,375	$ 8,883,202
Cost of revenues	0		927,847							46,204	2,623,286	3,486,200	5,337,336
Operating expenses	0		0							0	229,745	229,745	574,446
Income/(loss) before income taxes	0		650,461							(46,204)	1,490,360	2,193,430	2,971,420
Allocated tax expense/(benefit)	52		255,905							(18,077)	590,181	879,819	1,127,981
Operating (loss)/ income from discontinued operations	(52)		394,556							(28,127)	900,179	1,313,611	1,843,439
Gain on sale, net of $1.5 million of related income taxes												3,391,639	0
(Loss)/gain on sale, net of related income taxes	(277,562)		(233,889)							9,093,268	3,448,270	3,391,451	0
(Loss)/income from discontinued operations, net of income taxes	$ (277,614)	$ 356,000	$ 160,667	$ 83,000	$ 4,105,000	$ 489,000	$ 539,000	$ 438,000	$ 378,000	$ 9,065,141	$ 4,348,449	$ 4,705,250	$ 1,843,439